Organization and Principal Activities (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Oct. 02, 2023	Aug. 03, 2020	May 31, 2017	Dec. 31, 2023
Organization and Principal Activities [Line Items]
Issuance of consumer credit				$ 1.0
Sold of ADS shares (in Shares)	39,171,620
Variable interest entity				100.00%
XRF Subsidiaries [Member]
Organization and Principal Activities [Line Items]
Exchange for cash consideration		$ 3.5
American Depository Shares [Member] | IPO [Member]
Organization and Principal Activities [Line Items]
Sold of ADS shares (in Shares)			11,500,000